Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2013
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated December 11, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, and Statement of Additional Information,

dated June 30, 2013, as revised October 1, 2013, each as supplemented

Fund Liquidations and Terminations

The Board of Trustees (the “Board”) of GMO Trust has approved the liquidation and termination of GMO Domestic Bond Fund, GMO International Growth Equity Fund, GMO Real Estate Fund, GMO Short-Duration Collateral Share Fund, GMO U.S. Equity Allocation Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, and GMO U.S. Small/Mid Cap Fund (each a “Liquidating Fund” and collectively the “Liquidating Funds”). It is expected that each Liquidating Fund will be liquidated on or about the date indicated below (each, a “Liquidation Date”). You may redeem from a Liquidating Fund at any time, but if you are still a shareholder of the Liquidating Funds on its respective Liquidation Date, your investment in the Liquidating Fund will be liquidated and the proceeds (i.e., an amount of cash and/or securities equal to the net asset value of your shares in the Liquidating Fund as of the close of business on the Liquidation Date) will be transmitted to you. Shareholders of GMO Domestic Bond Fund and GMO Short-Duration Collateral Share Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO Short-Duration Collateral Fund. Shareholders of GMO U.S. Equity Allocation Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO U.S. Core Equity Fund.

For federal income tax purposes, your receipt of liquidation proceeds will generally be treated as a redemption of your shares and can result in a taxable gain or loss to you. In addition, on or prior to the Liquidation Date, each Liquidating Fund may make one or more distributions to shareholders of income and/or net capital gain, including any net gains realized on the disposition or distribution of assets in connection with the liquidation, in order to eliminate fund-level taxes. If you hold Liquidating Fund shares in a non-taxable account, distributions and liquidation proceeds with respect to those shares will not be taxable to you if those amounts remain in the non-taxable account. You should consult with your tax adviser for more information about the tax consequences to you of the liquidations.

Liquidating Fund	Liquidation Date
GMO Real Estate Fund	January 17, 2014
GMO U.S. Growth Fund	January 17, 2014
GMO U.S. Intrinsic Value Fund	January 17, 2014
GMO U.S. Small/Mid Cap Fund	January 17, 2014
GMO U.S. Equity Allocation Fund	January 28, 2014
GMO International Growth Equity Fund	February 3, 2014
GMO Short-Duration Collateral Share Fund	February 10, 2014
GMO Domestic Bond Fund	February 10, 2014

In addition, the Board has approved the termination of GMO Asset Allocation International Small Companies Fund and GMO International Large/Mid Cap Value Fund, neither of which had commenced operations.

GMO TRUST

Supplement dated December 11, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, and Statement of Additional Information,

dated June 30, 2013, as revised October 1, 2013, each as supplemented

Changes to Fund Names and Policies

GMO International Core Equity Fund

The Board of Trustees (the “Board”) of GMO Trust (the “Trust”) has approved the name change of “GMO International Core Equity Fund” to “GMO International Large/Mid Cap Equity Fund” effective on or about February 12, 2014. As of such date, the Fund will adopt the following “name policy” to comply with the requirements of Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”): “Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments of large- and mid-cap companies.” For these purposes, “large- and mid-cap companies” means non-U.S. companies that issue stocks included in the MSCI Standard Indices and international stock indices that target approximately 85% of each market’s free-float adjusted market capitalization, and companies with similar market capitalizations.

GMO International Intrinsic Value Fund

The Board has approved the name change of “GMO International Intrinsic Value Fund” to “GMO International Equity Fund” effective on or about February 12, 2014. As of such date, the Fund will adopt the following “name policy” to comply with the requirements of Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”): “Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments.” For these purposes, “equity investments” means direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

GMO International Opportunities Equity Allocation Fund

The Board has approved the name change of “GMO International Opportunities Equity Allocation Fund” to “GMO International Developed Equity Allocation Fund” effective on or about February 12, 2014. As of such date, the Fund will adopt the following “name policy” to comply with the requirements of Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”): “Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to developed markets.” For these purposes, “developed markets” means those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets).

GMO World Opportunities Equity Allocation Fund

The Board has approved the name change of “GMO World Opportunities Equity Allocation Fund” to “GMO Global Developed Equity Allocation Fund” effective on or about February 12, 2014. As of such date, the Fund will adopt the following “name policy” to comply with the requirements of Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”): “Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to developed markets.” For these purposes, “developed markets” means those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets).

Reorganization of GMO U.S. Flexible Equities Fund into GMO U.S. Core Equity Fund

The Board has approved the merger of GMO U.S. Flexible Equities Fund (“USF”), a series of the Trust described in a separate private placement memorandum, into GMO U.S. Core Equity Fund (“USC”), which is expected to occur on or about January 24, 2014 (the “USF/USC Merger”). Pursuant to the USF/USC Merger, USF will exchange its portfolio assets for shares of USC and will then distribute those shares to its shareholders and liquidate. The USF/USC Merger, which does not require shareholder approval, is expected to constitute a tax-free reorganization for U.S. federal income tax purposes.

Changes to GMO Short-Duration Collateral Fund; Reorganization of GMO Debt Opportunities Fund into GMO Short-Duration Collateral Fund

At present, GMO Short-Duration Collateral Fund (“SDCF”) is not pursuing an active investment program and is gradually liquidating its portfolio. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), the investment manager to SDCF, recommended to the Board, and the Board agreed, that effective on or about February 12, 2014 (the “Implementation Date”), SDCF will begin to pursue a more active investment program. Whereas SDCF does not currently pay any management fee under its existing management contract with GMO, in anticipation of this change, the Board and a majority of SDCF’s outstanding shares approved the implementation of a 0.25% annual management fee pursuant to an amended and restated management contract (the “New Management Contract”) between the Trust, on behalf of SDCF, and GMO, to become effective on the Implementation Date.

In connection with SDCF’s new investment program and the New Management Contract, the Board also approved other changes to SDCF’s class and fee structure and changes to SDCF’s investment objective, principal investment strategies and name. With respect to the new class structure, the Board approved (i) the reclassification and redesignation of outstanding shares of SDCF as Class VI shares of SDCF effective on or about the Implementation Date, and (ii) the establishment of Class III shares of SDCF. With respect to the new fee structure, effective on or about the Implementation Date, SDCF will (i) implement a new shareholder servicing fee arrangement pursuant to which Class III and Class VI shares of SDCF will pay GMO annual shareholder service fees of 0.15% and 0.055%, respectively, of each class’s average daily net assets, and (ii) charge a purchase premium of 0.40% of the amount invested and a redemption fee of 0.40% of the amount redeemed, subject to the waivers and reductions described elsewhere in the Prospectus. Also effective on or about the Implementation Date, GMO will begin pursuing an active investment program for SDCF that is substantially the same as that being pursued for GMO Debt Opportunities Fund (“DOF”), a series of the Trust described in a separate private placement memorandum, and SDCF will change its investment objective and principal investment strategies to match those of DOF.

In addition, the Board has approved the merger of DOF into SDCF, which is also expected to occur on or about the Implementation Date (the “DOF/SDCF Merger”). Pursuant to the DOF/SDCF Merger, DOF will exchange its portfolio assets for shares of SDCF and will then distribute those shares to its shareholders and liquidate. The DOF/SDCF Merger, which does not require shareholder approval, is expected to constitute a tax-free reorganization for U.S. federal income tax purposes.

Following the completion of the DOF/SDCF Merger, SDCF will change its name to “GMO Debt Opportunities Fund” and will adopt the following “name policy” to comply with the requirements of Rule 35d-1 under the 1940 Act: “Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments.” It is anticipated that, while SDCF will be the surviving entity of the DOF/SDCF Merger for corporate and U.S. federal income tax purposes, DOF will be the surviving entity for accounting purposes, meaning that the combined entity will adopt the financial reporting and performance history of DOF upon completion of the DOF/SDCF Merger.

In connection with these changes, effective as of the Implementation Date, the sections captioned “Investment objective,” “Fees and expenses,” “Example,” “Portfolio turnover,” “Principal investment strategies,” and “Principal risks of investing in the Fund” on pages 101-102 of the Prospectus will be amended and restated substantially as follows:

Debt Opportunities Fund

Investment objective

Positive total return.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class VI
Purchase premium (as a percentage of amount invested)	0.40%	0.40%
Redemption fee (as a percentage of amount redeemed)	0.40%	0.40%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.03%	0.03%
Total annual operating expenses	0.43%	0.34%
Expense reimbursement/waiver	(0.03%)[1]	(0.03%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.40%	0.31%

[1]  Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least March 1, 2015, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$122	$220	$327	$639	$81	$174	$277	$577
Class VI	$113	$192	$277	$529	$72	$146	$227	$466

*  After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.

Principal investment strategies

The Fund invests primarily in debt investments and is not restricted in its exposure to any type of debt investment, without regard to credit rating. The Fund may invest in debt investments issued by a wide range of private issuers and by federal, state, local, and non-U.S. governments (whether or not guaranteed or insured by those governments). The Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund also may use other exchange-traded and over-the-counter (OTC) derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund’s debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. The Fund may invest in securities of any credit quality and has no limit on how much it may invest in below investment grade securities (commonly referred to as “junk bonds”).

As of the date of this Prospectus, the Fund has invested substantially all of its assets in asset-backed securities, a substantial portion of which are below investment grade.

The Fund also may invest in U.S. Treasury Fund and unaffiliated money market funds.

In selecting debt investments for the Fund’s portfolio, the Manager emphasizes issue selection in its investment process, which involves examination of various sectors of structured product. The Manager uses analytical techniques to seek to find relative value among sectors and individual securities. The factors considered and investment methods used by the Manager can change over time.

The Fund does not maintain a specified interest rate duration for its portfolio.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments (see “Name Policies”).

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

•	Liquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•	Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•	Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•	Leveraging Risk – The use of reverse repurchase agreements and other derivatives creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•	Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds (including exchange-traded funds) will not perform as expected.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

GMO U.S. Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated December 11, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, and Statement of Additional Information,

dated June 30, 2013, as revised October 1, 2013, each as supplemented

Fund Liquidations and Terminations

The Board of Trustees (the “Board”) of GMO Trust has approved the liquidation and termination of GMO Domestic Bond Fund, GMO International Growth Equity Fund, GMO Real Estate Fund, GMO Short-Duration Collateral Share Fund, GMO U.S. Equity Allocation Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, and GMO U.S. Small/Mid Cap Fund (each a “Liquidating Fund” and collectively the “Liquidating Funds”). It is expected that each Liquidating Fund will be liquidated on or about the date indicated below (each, a “Liquidation Date”). You may redeem from a Liquidating Fund at any time, but if you are still a shareholder of the Liquidating Funds on its respective Liquidation Date, your investment in the Liquidating Fund will be liquidated and the proceeds (i.e., an amount of cash and/or securities equal to the net asset value of your shares in the Liquidating Fund as of the close of business on the Liquidation Date) will be transmitted to you. Shareholders of GMO Domestic Bond Fund and GMO Short-Duration Collateral Share Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO Short-Duration Collateral Fund. Shareholders of GMO U.S. Equity Allocation Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO U.S. Core Equity Fund.

For federal income tax purposes, your receipt of liquidation proceeds will generally be treated as a redemption of your shares and can result in a taxable gain or loss to you. In addition, on or prior to the Liquidation Date, each Liquidating Fund may make one or more distributions to shareholders of income and/or net capital gain, including any net gains realized on the disposition or distribution of assets in connection with the liquidation, in order to eliminate fund-level taxes. If you hold Liquidating Fund shares in a non-taxable account, distributions and liquidation proceeds with respect to those shares will not be taxable to you if those amounts remain in the non-taxable account. You should consult with your tax adviser for more information about the tax consequences to you of the liquidations.

Liquidating Fund	Liquidation Date
GMO Real Estate Fund	January 17, 2014
GMO U.S. Growth Fund	January 17, 2014
GMO U.S. Intrinsic Value Fund	January 17, 2014
GMO U.S. Small/Mid Cap Fund	January 17, 2014
GMO U.S. Equity Allocation Fund	January 28, 2014
GMO International Growth Equity Fund	February 3, 2014
GMO Short-Duration Collateral Share Fund	February 10, 2014
GMO Domestic Bond Fund	February 10, 2014

In addition, the Board has approved the termination of GMO Asset Allocation International Small Companies Fund and GMO International Large/Mid Cap Value Fund, neither of which had commenced operations.

Reorganization of GMO U.S. Flexible Equities Fund into GMO U.S. Core Equity Fund

The Board has approved the merger of GMO U.S. Flexible Equities Fund (“USF”), a series of the Trust described in a separate private placement memorandum, into GMO U.S. Core Equity Fund (“USC”), which is expected to occur on or about January 24, 2014 (the “USF/USC Merger”). Pursuant to the USF/USC Merger, USF will exchange its portfolio assets for shares of USC and will then distribute those shares to its shareholders and liquidate. The USF/USC Merger, which does not require shareholder approval, is expected to constitute a tax-free reorganization for U.S. federal income tax purposes.

GMO U.S. Intrinsic Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated December 11, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, and Statement of Additional Information,

dated June 30, 2013, as revised October 1, 2013, each as supplemented

Fund Liquidations and Terminations

The Board of Trustees (the “Board”) of GMO Trust has approved the liquidation and termination of GMO Domestic Bond Fund, GMO International Growth Equity Fund, GMO Real Estate Fund, GMO Short-Duration Collateral Share Fund, GMO U.S. Equity Allocation Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, and GMO U.S. Small/Mid Cap Fund (each a “Liquidating Fund” and collectively the “Liquidating Funds”). It is expected that each Liquidating Fund will be liquidated on or about the date indicated below (each, a “Liquidation Date”). You may redeem from a Liquidating Fund at any time, but if you are still a shareholder of the Liquidating Funds on its respective Liquidation Date, your investment in the Liquidating Fund will be liquidated and the proceeds (i.e., an amount of cash and/or securities equal to the net asset value of your shares in the Liquidating Fund as of the close of business on the Liquidation Date) will be transmitted to you. Shareholders of GMO Domestic Bond Fund and GMO Short-Duration Collateral Share Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO Short-Duration Collateral Fund. Shareholders of GMO U.S. Equity Allocation Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO U.S. Core Equity Fund.

For federal income tax purposes, your receipt of liquidation proceeds will generally be treated as a redemption of your shares and can result in a taxable gain or loss to you. In addition, on or prior to the Liquidation Date, each Liquidating Fund may make one or more distributions to shareholders of income and/or net capital gain, including any net gains realized on the disposition or distribution of assets in connection with the liquidation, in order to eliminate fund-level taxes. If you hold Liquidating Fund shares in a non-taxable account, distributions and liquidation proceeds with respect to those shares will not be taxable to you if those amounts remain in the non-taxable account. You should consult with your tax adviser for more information about the tax consequences to you of the liquidations.

Liquidating Fund	Liquidation Date
GMO Real Estate Fund	January 17, 2014
GMO U.S. Growth Fund	January 17, 2014
GMO U.S. Intrinsic Value Fund	January 17, 2014
GMO U.S. Small/Mid Cap Fund	January 17, 2014
GMO U.S. Equity Allocation Fund	January 28, 2014
GMO International Growth Equity Fund	February 3, 2014
GMO Short-Duration Collateral Share Fund	February 10, 2014
GMO Domestic Bond Fund	February 10, 2014

In addition, the Board has approved the termination of GMO Asset Allocation International Small Companies Fund and GMO International Large/Mid Cap Value Fund, neither of which had commenced operations.

GMO U.S. Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated December 11, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, and Statement of Additional Information,

dated June 30, 2013, as revised October 1, 2013, each as supplemented

Fund Liquidations and Terminations

The Board of Trustees (the “Board”) of GMO Trust has approved the liquidation and termination of GMO Domestic Bond Fund, GMO International Growth Equity Fund, GMO Real Estate Fund, GMO Short-Duration Collateral Share Fund, GMO U.S. Equity Allocation Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, and GMO U.S. Small/Mid Cap Fund (each a “Liquidating Fund” and collectively the “Liquidating Funds”). It is expected that each Liquidating Fund will be liquidated on or about the date indicated below (each, a “Liquidation Date”). You may redeem from a Liquidating Fund at any time, but if you are still a shareholder of the Liquidating Funds on its respective Liquidation Date, your investment in the Liquidating Fund will be liquidated and the proceeds (i.e., an amount of cash and/or securities equal to the net asset value of your shares in the Liquidating Fund as of the close of business on the Liquidation Date) will be transmitted to you. Shareholders of GMO Domestic Bond Fund and GMO Short-Duration Collateral Share Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO Short-Duration Collateral Fund. Shareholders of GMO U.S. Equity Allocation Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO U.S. Core Equity Fund.

For federal income tax purposes, your receipt of liquidation proceeds will generally be treated as a redemption of your shares and can result in a taxable gain or loss to you. In addition, on or prior to the Liquidation Date, each Liquidating Fund may make one or more distributions to shareholders of income and/or net capital gain, including any net gains realized on the disposition or distribution of assets in connection with the liquidation, in order to eliminate fund-level taxes. If you hold Liquidating Fund shares in a non-taxable account, distributions and liquidation proceeds with respect to those shares will not be taxable to you if those amounts remain in the non-taxable account. You should consult with your tax adviser for more information about the tax consequences to you of the liquidations.

Liquidating Fund	Liquidation Date
GMO Real Estate Fund	January 17, 2014
GMO U.S. Growth Fund	January 17, 2014
GMO U.S. Intrinsic Value Fund	January 17, 2014
GMO U.S. Small/Mid Cap Fund	January 17, 2014
GMO U.S. Equity Allocation Fund	January 28, 2014
GMO International Growth Equity Fund	February 3, 2014
GMO Short-Duration Collateral Share Fund	February 10, 2014
GMO Domestic Bond Fund	February 10, 2014

In addition, the Board has approved the termination of GMO Asset Allocation International Small Companies Fund and GMO International Large/Mid Cap Value Fund, neither of which had commenced operations.

GMO U.S. Small/Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated December 11, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, and Statement of Additional Information,

dated June 30, 2013, as revised October 1, 2013, each as supplemented

Fund Liquidations and Terminations

The Board of Trustees (the “Board”) of GMO Trust has approved the liquidation and termination of GMO Domestic Bond Fund, GMO International Growth Equity Fund, GMO Real Estate Fund, GMO Short-Duration Collateral Share Fund, GMO U.S. Equity Allocation Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, and GMO U.S. Small/Mid Cap Fund (each a “Liquidating Fund” and collectively the “Liquidating Funds”). It is expected that each Liquidating Fund will be liquidated on or about the date indicated below (each, a “Liquidation Date”). You may redeem from a Liquidating Fund at any time, but if you are still a shareholder of the Liquidating Funds on its respective Liquidation Date, your investment in the Liquidating Fund will be liquidated and the proceeds (i.e., an amount of cash and/or securities equal to the net asset value of your shares in the Liquidating Fund as of the close of business on the Liquidation Date) will be transmitted to you. Shareholders of GMO Domestic Bond Fund and GMO Short-Duration Collateral Share Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO Short-Duration Collateral Fund. Shareholders of GMO U.S. Equity Allocation Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO U.S. Core Equity Fund.

For federal income tax purposes, your receipt of liquidation proceeds will generally be treated as a redemption of your shares and can result in a taxable gain or loss to you. In addition, on or prior to the Liquidation Date, each Liquidating Fund may make one or more distributions to shareholders of income and/or net capital gain, including any net gains realized on the disposition or distribution of assets in connection with the liquidation, in order to eliminate fund-level taxes. If you hold Liquidating Fund shares in a non-taxable account, distributions and liquidation proceeds with respect to those shares will not be taxable to you if those amounts remain in the non-taxable account. You should consult with your tax adviser for more information about the tax consequences to you of the liquidations.

Liquidating Fund	Liquidation Date
GMO Real Estate Fund	January 17, 2014
GMO U.S. Growth Fund	January 17, 2014
GMO U.S. Intrinsic Value Fund	January 17, 2014
GMO U.S. Small/Mid Cap Fund	January 17, 2014
GMO U.S. Equity Allocation Fund	January 28, 2014
GMO International Growth Equity Fund	February 3, 2014
GMO Short-Duration Collateral Share Fund	February 10, 2014
GMO Domestic Bond Fund	February 10, 2014

In addition, the Board has approved the termination of GMO Asset Allocation International Small Companies Fund and GMO International Large/Mid Cap Value Fund, neither of which had commenced operations.

GMO Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated December 11, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, and Statement of Additional Information,

dated June 30, 2013, as revised October 1, 2013, each as supplemented

Fund Liquidations and Terminations

The Board of Trustees (the “Board”) of GMO Trust has approved the liquidation and termination of GMO Domestic Bond Fund, GMO International Growth Equity Fund, GMO Real Estate Fund, GMO Short-Duration Collateral Share Fund, GMO U.S. Equity Allocation Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, and GMO U.S. Small/Mid Cap Fund (each a “Liquidating Fund” and collectively the “Liquidating Funds”). It is expected that each Liquidating Fund will be liquidated on or about the date indicated below (each, a “Liquidation Date”). You may redeem from a Liquidating Fund at any time, but if you are still a shareholder of the Liquidating Funds on its respective Liquidation Date, your investment in the Liquidating Fund will be liquidated and the proceeds (i.e., an amount of cash and/or securities equal to the net asset value of your shares in the Liquidating Fund as of the close of business on the Liquidation Date) will be transmitted to you. Shareholders of GMO Domestic Bond Fund and GMO Short-Duration Collateral Share Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO Short-Duration Collateral Fund. Shareholders of GMO U.S. Equity Allocation Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO U.S. Core Equity Fund.

For federal income tax purposes, your receipt of liquidation proceeds will generally be treated as a redemption of your shares and can result in a taxable gain or loss to you. In addition, on or prior to the Liquidation Date, each Liquidating Fund may make one or more distributions to shareholders of income and/or net capital gain, including any net gains realized on the disposition or distribution of assets in connection with the liquidation, in order to eliminate fund-level taxes. If you hold Liquidating Fund shares in a non-taxable account, distributions and liquidation proceeds with respect to those shares will not be taxable to you if those amounts remain in the non-taxable account. You should consult with your tax adviser for more information about the tax consequences to you of the liquidations.

Liquidating Fund	Liquidation Date
GMO Real Estate Fund	January 17, 2014
GMO U.S. Growth Fund	January 17, 2014
GMO U.S. Intrinsic Value Fund	January 17, 2014
GMO U.S. Small/Mid Cap Fund	January 17, 2014
GMO U.S. Equity Allocation Fund	January 28, 2014
GMO International Growth Equity Fund	February 3, 2014
GMO Short-Duration Collateral Share Fund	February 10, 2014
GMO Domestic Bond Fund	February 10, 2014

In addition, the Board has approved the termination of GMO Asset Allocation International Small Companies Fund and GMO International Large/Mid Cap Value Fund, neither of which had commenced operations.

GMO International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated December 11, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, and Statement of Additional Information,

dated June 30, 2013, as revised October 1, 2013, each as supplemented

Changes to Fund Names and Policies

GMO International Core Equity Fund

The Board of Trustees (the “Board”) of GMO Trust (the “Trust”) has approved the name change of “GMO International Core Equity Fund” to “GMO International Large/Mid Cap Equity Fund” effective on or about February 12, 2014. As of such date, the Fund will adopt the following “name policy” to comply with the requirements of Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”): “Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments of large- and mid-cap companies.” For these purposes, “large- and mid-cap companies” means non-U.S. companies that issue stocks included in the MSCI Standard Indices and international stock indices that target approximately 85% of each market’s free-float adjusted market capitalization, and companies with similar market capitalizations.

GMO International Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated December 11, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, and Statement of Additional Information,

dated June 30, 2013, as revised October 1, 2013, each as supplemented

Fund Liquidations and Terminations

The Board of Trustees (the “Board”) of GMO Trust has approved the liquidation and termination of GMO Domestic Bond Fund, GMO International Growth Equity Fund, GMO Real Estate Fund, GMO Short-Duration Collateral Share Fund, GMO U.S. Equity Allocation Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, and GMO U.S. Small/Mid Cap Fund (each a “Liquidating Fund” and collectively the “Liquidating Funds”). It is expected that each Liquidating Fund will be liquidated on or about the date indicated below (each, a “Liquidation Date”). You may redeem from a Liquidating Fund at any time, but if you are still a shareholder of the Liquidating Funds on its respective Liquidation Date, your investment in the Liquidating Fund will be liquidated and the proceeds (i.e., an amount of cash and/or securities equal to the net asset value of your shares in the Liquidating Fund as of the close of business on the Liquidation Date) will be transmitted to you. Shareholders of GMO Domestic Bond Fund and GMO Short-Duration Collateral Share Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO Short-Duration Collateral Fund. Shareholders of GMO U.S. Equity Allocation Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO U.S. Core Equity Fund.

For federal income tax purposes, your receipt of liquidation proceeds will generally be treated as a redemption of your shares and can result in a taxable gain or loss to you. In addition, on or prior to the Liquidation Date, each Liquidating Fund may make one or more distributions to shareholders of income and/or net capital gain, including any net gains realized on the disposition or distribution of assets in connection with the liquidation, in order to eliminate fund-level taxes. If you hold Liquidating Fund shares in a non-taxable account, distributions and liquidation proceeds with respect to those shares will not be taxable to you if those amounts remain in the non-taxable account. You should consult with your tax adviser for more information about the tax consequences to you of the liquidations.

Liquidating Fund	Liquidation Date
GMO Real Estate Fund	January 17, 2014
GMO U.S. Growth Fund	January 17, 2014
GMO U.S. Intrinsic Value Fund	January 17, 2014
GMO U.S. Small/Mid Cap Fund	January 17, 2014
GMO U.S. Equity Allocation Fund	January 28, 2014
GMO International Growth Equity Fund	February 3, 2014
GMO Short-Duration Collateral Share Fund	February 10, 2014
GMO Domestic Bond Fund	February 10, 2014

In addition, the Board has approved the termination of GMO Asset Allocation International Small Companies Fund and GMO International Large/Mid Cap Value Fund, neither of which had commenced operations.

GMO International Intrinsic Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated December 11, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, and Statement of Additional Information,

dated June 30, 2013, as revised October 1, 2013, each as supplemented

Changes to Fund Names and Policies

GMO International Intrinsic Value Fund

The Board has approved the name change of “GMO International Intrinsic Value Fund” to “GMO International Equity Fund” effective on or about February 12, 2014. As of such date, the Fund will adopt the following “name policy” to comply with the requirements of Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”): “Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments.” For these purposes, “equity investments” means direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

GMO Domestic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated December 11, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, and Statement of Additional Information,

dated June 30, 2013, as revised October 1, 2013, each as supplemented

Fund Liquidations and Terminations

The Board of Trustees (the “Board”) of GMO Trust has approved the liquidation and termination of GMO Domestic Bond Fund, GMO International Growth Equity Fund, GMO Real Estate Fund, GMO Short-Duration Collateral Share Fund, GMO U.S. Equity Allocation Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, and GMO U.S. Small/Mid Cap Fund (each a “Liquidating Fund” and collectively the “Liquidating Funds”). It is expected that each Liquidating Fund will be liquidated on or about the date indicated below (each, a “Liquidation Date”). You may redeem from a Liquidating Fund at any time, but if you are still a shareholder of the Liquidating Funds on its respective Liquidation Date, your investment in the Liquidating Fund will be liquidated and the proceeds (i.e., an amount of cash and/or securities equal to the net asset value of your shares in the Liquidating Fund as of the close of business on the Liquidation Date) will be transmitted to you. Shareholders of GMO Domestic Bond Fund and GMO Short-Duration Collateral Share Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO Short-Duration Collateral Fund. Shareholders of GMO U.S. Equity Allocation Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO U.S. Core Equity Fund.

For federal income tax purposes, your receipt of liquidation proceeds will generally be treated as a redemption of your shares and can result in a taxable gain or loss to you. In addition, on or prior to the Liquidation Date, each Liquidating Fund may make one or more distributions to shareholders of income and/or net capital gain, including any net gains realized on the disposition or distribution of assets in connection with the liquidation, in order to eliminate fund-level taxes. If you hold Liquidating Fund shares in a non-taxable account, distributions and liquidation proceeds with respect to those shares will not be taxable to you if those amounts remain in the non-taxable account. You should consult with your tax adviser for more information about the tax consequences to you of the liquidations.

Liquidating Fund	Liquidation Date
GMO Real Estate Fund	January 17, 2014
GMO U.S. Growth Fund	January 17, 2014
GMO U.S. Intrinsic Value Fund	January 17, 2014
GMO U.S. Small/Mid Cap Fund	January 17, 2014
GMO U.S. Equity Allocation Fund	January 28, 2014
GMO International Growth Equity Fund	February 3, 2014
GMO Short-Duration Collateral Share Fund	February 10, 2014
GMO Domestic Bond Fund	February 10, 2014

In addition, the Board has approved the termination of GMO Asset Allocation International Small Companies Fund and GMO International Large/Mid Cap Value Fund, neither of which had commenced operations.

GMO World Opportunities Equity Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated December 11, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, and Statement of Additional Information,

dated June 30, 2013, as revised October 1, 2013, each as supplemented

Changes to Fund Names and Policies

GMO World Opportunities Equity Allocation Fund

The Board has approved the name change of “GMO World Opportunities Equity Allocation Fund” to “GMO Global Developed Equity Allocation Fund” effective on or about February 12, 2014. As of such date, the Fund will adopt the following “name policy” to comply with the requirements of Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”): “Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to developed markets.” For these purposes, “developed markets” means those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets).

GMO U.S. Equity Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated December 11, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, and Statement of Additional Information,

dated June 30, 2013, as revised October 1, 2013, each as supplemented

Fund Liquidations and Terminations

The Board of Trustees (the “Board”) of GMO Trust has approved the liquidation and termination of GMO Domestic Bond Fund, GMO International Growth Equity Fund, GMO Real Estate Fund, GMO Short-Duration Collateral Share Fund, GMO U.S. Equity Allocation Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, and GMO U.S. Small/Mid Cap Fund (each a “Liquidating Fund” and collectively the “Liquidating Funds”). It is expected that each Liquidating Fund will be liquidated on or about the date indicated below (each, a “Liquidation Date”). You may redeem from a Liquidating Fund at any time, but if you are still a shareholder of the Liquidating Funds on its respective Liquidation Date, your investment in the Liquidating Fund will be liquidated and the proceeds (i.e., an amount of cash and/or securities equal to the net asset value of your shares in the Liquidating Fund as of the close of business on the Liquidation Date) will be transmitted to you. Shareholders of GMO Domestic Bond Fund and GMO Short-Duration Collateral Share Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO Short-Duration Collateral Fund. Shareholders of GMO U.S. Equity Allocation Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO U.S. Core Equity Fund.

For federal income tax purposes, your receipt of liquidation proceeds will generally be treated as a redemption of your shares and can result in a taxable gain or loss to you. In addition, on or prior to the Liquidation Date, each Liquidating Fund may make one or more distributions to shareholders of income and/or net capital gain, including any net gains realized on the disposition or distribution of assets in connection with the liquidation, in order to eliminate fund-level taxes. If you hold Liquidating Fund shares in a non-taxable account, distributions and liquidation proceeds with respect to those shares will not be taxable to you if those amounts remain in the non-taxable account. You should consult with your tax adviser for more information about the tax consequences to you of the liquidations.

Liquidating Fund	Liquidation Date
GMO Real Estate Fund	January 17, 2014
GMO U.S. Growth Fund	January 17, 2014
GMO U.S. Intrinsic Value Fund	January 17, 2014
GMO U.S. Small/Mid Cap Fund	January 17, 2014
GMO U.S. Equity Allocation Fund	January 28, 2014
GMO International Growth Equity Fund	February 3, 2014
GMO Short-Duration Collateral Share Fund	February 10, 2014
GMO Domestic Bond Fund	February 10, 2014

In addition, the Board has approved the termination of GMO Asset Allocation International Small Companies Fund and GMO International Large/Mid Cap Value Fund, neither of which had commenced operations.

GMO Short-Duration Collateral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated December 11, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, and Statement of Additional Information,

dated June 30, 2013, as revised October 1, 2013, each as supplemented

Fund Liquidations and Terminations

The Board of Trustees (the “Board”) of GMO Trust has approved the liquidation and termination of GMO Domestic Bond Fund, GMO International Growth Equity Fund, GMO Real Estate Fund, GMO Short-Duration Collateral Share Fund, GMO U.S. Equity Allocation Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, and GMO U.S. Small/Mid Cap Fund (each a “Liquidating Fund” and collectively the “Liquidating Funds”). It is expected that each Liquidating Fund will be liquidated on or about the date indicated below (each, a “Liquidation Date”). You may redeem from a Liquidating Fund at any time, but if you are still a shareholder of the Liquidating Funds on its respective Liquidation Date, your investment in the Liquidating Fund will be liquidated and the proceeds (i.e., an amount of cash and/or securities equal to the net asset value of your shares in the Liquidating Fund as of the close of business on the Liquidation Date) will be transmitted to you. Shareholders of GMO Domestic Bond Fund and GMO Short-Duration Collateral Share Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO Short-Duration Collateral Fund. Shareholders of GMO U.S. Equity Allocation Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO U.S. Core Equity Fund.

For federal income tax purposes, your receipt of liquidation proceeds will generally be treated as a redemption of your shares and can result in a taxable gain or loss to you. In addition, on or prior to the Liquidation Date, each Liquidating Fund may make one or more distributions to shareholders of income and/or net capital gain, including any net gains realized on the disposition or distribution of assets in connection with the liquidation, in order to eliminate fund-level taxes. If you hold Liquidating Fund shares in a non-taxable account, distributions and liquidation proceeds with respect to those shares will not be taxable to you if those amounts remain in the non-taxable account. You should consult with your tax adviser for more information about the tax consequences to you of the liquidations.

Liquidating Fund	Liquidation Date
GMO Real Estate Fund	January 17, 2014
GMO U.S. Growth Fund	January 17, 2014
GMO U.S. Intrinsic Value Fund	January 17, 2014
GMO U.S. Small/Mid Cap Fund	January 17, 2014
GMO U.S. Equity Allocation Fund	January 28, 2014
GMO International Growth Equity Fund	February 3, 2014
GMO Short-Duration Collateral Share Fund	February 10, 2014
GMO Domestic Bond Fund	February 10, 2014

In addition, the Board has approved the termination of GMO Asset Allocation International Small Companies Fund and GMO International Large/Mid Cap Value Fund, neither of which had commenced operations.

Changes to GMO Short-Duration Collateral Fund; Reorganization of GMO Debt Opportunities Fund into GMO Short-Duration Collateral Fund

At present, GMO Short-Duration Collateral Fund (“SDCF”) is not pursuing an active investment program and is gradually liquidating its portfolio. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), the investment manager to SDCF, recommended to the Board, and the Board agreed, that effective on or about February 12, 2014 (the “Implementation Date”), SDCF will begin to pursue a more active investment program. Whereas SDCF does not currently pay any management fee under its existing management contract with GMO, in anticipation of this change, the Board and a majority of SDCF’s outstanding shares approved the implementation of a 0.25% annual management fee pursuant to an amended and restated management contract (the “New Management Contract”) between the Trust, on behalf of SDCF, and GMO, to become effective on the Implementation Date.

In connection with SDCF’s new investment program and the New Management Contract, the Board also approved other changes to SDCF’s class and fee structure and changes to SDCF’s investment objective, principal investment strategies and name. With respect to the new class structure, the Board approved (i) the reclassification and redesignation of outstanding shares of SDCF as Class VI shares of SDCF effective on or about the Implementation Date, and (ii) the establishment of Class III shares of SDCF. With respect to the new fee structure, effective on or about the Implementation Date, SDCF will (i) implement a new shareholder servicing fee arrangement pursuant to which Class III and Class VI shares of SDCF will pay GMO annual shareholder service fees of 0.15% and 0.055%, respectively, of each class’s average daily net assets, and (ii) charge a purchase premium of 0.40% of the amount invested and a redemption fee of 0.40% of the amount redeemed, subject to the waivers and reductions described elsewhere in the Prospectus. Also effective on or about the Implementation Date, GMO will begin pursuing an active investment program for SDCF that is substantially the same as that being pursued for GMO Debt Opportunities Fund (“DOF”), a series of the Trust described in a separate private placement memorandum, and SDCF will change its investment objective and principal investment strategies to match those of DOF.

In addition, the Board has approved the merger of DOF into SDCF, which is also expected to occur on or about the Implementation Date (the “DOF/SDCF Merger”). Pursuant to the DOF/SDCF Merger, DOF will exchange its portfolio assets for shares of SDCF and will then distribute those shares to its shareholders and liquidate. The DOF/SDCF Merger, which does not require shareholder approval, is expected to constitute a tax-free reorganization for U.S. federal income tax purposes.

Following the completion of the DOF/SDCF Merger, SDCF will change its name to “GMO Debt Opportunities Fund” and will adopt the following “name policy” to comply with the requirements of Rule 35d-1 under the 1940 Act: “Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments.” It is anticipated that, while SDCF will be the surviving entity of the DOF/SDCF Merger for corporate and U.S. federal income tax purposes, DOF will be the surviving entity for accounting purposes, meaning that the combined entity will adopt the financial reporting and performance history of DOF upon completion of the DOF/SDCF Merger.

In connection with these changes, effective as of the Implementation Date, the sections captioned “Investment objective,” “Fees and expenses,” “Example,” “Portfolio turnover,” “Principal investment strategies,” and “Principal risks of investing in the Fund” on pages 101-102 of the Prospectus will be amended and restated substantially as follows:

Debt Opportunities Fund

Investment objective

Positive total return.

Fees and expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class VI
Purchase premium (as a percentage of amount invested)	0.40%	0.40%
Redemption fee (as a percentage of amount redeemed)	0.40%	0.40%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class VI
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.03%	0.03%
Total annual operating expenses	0.43%	0.34%
Expense reimbursement/waiver	(0.03%)[1]	(0.03%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.40%	0.31%

[1]  Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. The Manager also has agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least March 1, 2015, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$122	$220	$327	$639	$81	$174	$277	$577
Class VI	$113	$192	$277	$529	$72	$146	$227	$466

*  After reimbursement

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2013, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.

Principal investment strategies

The Fund invests primarily in debt investments and is not restricted in its exposure to any type of debt investment, without regard to credit rating. The Fund may invest in debt investments issued by a wide range of private issuers and by federal, state, local, and non-U.S. governments (whether or not guaranteed or insured by those governments). The Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund also may use other exchange-traded and over-the-counter (OTC) derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund’s debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. The Fund may invest in securities of any credit quality and has no limit on how much it may invest in below investment grade securities (commonly referred to as “junk bonds”).

As of the date of this Prospectus, the Fund has invested substantially all of its assets in asset-backed securities, a substantial portion of which are below investment grade.

The Fund also may invest in U.S. Treasury Fund and unaffiliated money market funds.

In selecting debt investments for the Fund’s portfolio, the Manager emphasizes issue selection in its investment process, which involves examination of various sectors of structured product. The Manager uses analytical techniques to seek to find relative value among sectors and individual securities. The factors considered and investment methods used by the Manager can change over time.

The Fund does not maintain a specified interest rate duration for its portfolio.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments (see “Name Policies”).

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security.

•	Liquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.

•	Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.

•	Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the underlying assets, rates or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, credit risk, and counterparty risk.

•	Leveraging Risk – The use of reverse repurchase agreements and other derivatives creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•	Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds (including exchange-traded funds) will not perform as expected.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.

GMO Short-Duration Collateral Share Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated December 11, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, and Statement of Additional Information,

dated June 30, 2013, as revised October 1, 2013, each as supplemented

Fund Liquidations and Terminations

The Board of Trustees (the “Board”) of GMO Trust has approved the liquidation and termination of GMO Domestic Bond Fund, GMO International Growth Equity Fund, GMO Real Estate Fund, GMO Short-Duration Collateral Share Fund, GMO U.S. Equity Allocation Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, and GMO U.S. Small/Mid Cap Fund (each a “Liquidating Fund” and collectively the “Liquidating Funds”). It is expected that each Liquidating Fund will be liquidated on or about the date indicated below (each, a “Liquidation Date”). You may redeem from a Liquidating Fund at any time, but if you are still a shareholder of the Liquidating Funds on its respective Liquidation Date, your investment in the Liquidating Fund will be liquidated and the proceeds (i.e., an amount of cash and/or securities equal to the net asset value of your shares in the Liquidating Fund as of the close of business on the Liquidation Date) will be transmitted to you. Shareholders of GMO Domestic Bond Fund and GMO Short-Duration Collateral Share Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO Short-Duration Collateral Fund. Shareholders of GMO U.S. Equity Allocation Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO U.S. Core Equity Fund.

For federal income tax purposes, your receipt of liquidation proceeds will generally be treated as a redemption of your shares and can result in a taxable gain or loss to you. In addition, on or prior to the Liquidation Date, each Liquidating Fund may make one or more distributions to shareholders of income and/or net capital gain, including any net gains realized on the disposition or distribution of assets in connection with the liquidation, in order to eliminate fund-level taxes. If you hold Liquidating Fund shares in a non-taxable account, distributions and liquidation proceeds with respect to those shares will not be taxable to you if those amounts remain in the non-taxable account. You should consult with your tax adviser for more information about the tax consequences to you of the liquidations.

Liquidating Fund	Liquidation Date
GMO Real Estate Fund	January 17, 2014
GMO U.S. Growth Fund	January 17, 2014
GMO U.S. Intrinsic Value Fund	January 17, 2014
GMO U.S. Small/Mid Cap Fund	January 17, 2014
GMO U.S. Equity Allocation Fund	January 28, 2014
GMO International Growth Equity Fund	February 3, 2014
GMO Short-Duration Collateral Share Fund	February 10, 2014
GMO Domestic Bond Fund	February 10, 2014

In addition, the Board has approved the termination of GMO Asset Allocation International Small Companies Fund and GMO International Large/Mid Cap Value Fund, neither of which had commenced operations.

GMO International Opportunities Equity Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated December 11, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, and Statement of Additional Information,

dated June 30, 2013, as revised October 1, 2013, each as supplemented

Changes to Fund Names and Policies

GMO International Opportunities Equity Allocation Fund

The Board has approved the name change of “GMO International Opportunities Equity Allocation Fund” to “GMO International Developed Equity Allocation Fund” effective on or about February 12, 2014. As of such date, the Fund will adopt the following “name policy” to comply with the requirements of Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”): “Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equity investments tied economically to developed markets.” For these purposes, “developed markets” means those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets).

GMO Asset Allocation International Small Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated December 11, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, and Statement of Additional Information,

dated June 30, 2013, as revised October 1, 2013, each as supplemented

Fund Liquidations and Terminations

The Board of Trustees (the “Board”) of GMO Trust has approved the liquidation and termination of GMO Domestic Bond Fund, GMO International Growth Equity Fund, GMO Real Estate Fund, GMO Short-Duration Collateral Share Fund, GMO U.S. Equity Allocation Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, and GMO U.S. Small/Mid Cap Fund (each a “Liquidating Fund” and collectively the “Liquidating Funds”). It is expected that each Liquidating Fund will be liquidated on or about the date indicated below (each, a “Liquidation Date”). You may redeem from a Liquidating Fund at any time, but if you are still a shareholder of the Liquidating Funds on its respective Liquidation Date, your investment in the Liquidating Fund will be liquidated and the proceeds (i.e., an amount of cash and/or securities equal to the net asset value of your shares in the Liquidating Fund as of the close of business on the Liquidation Date) will be transmitted to you. Shareholders of GMO Domestic Bond Fund and GMO Short-Duration Collateral Share Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO Short-Duration Collateral Fund. Shareholders of GMO U.S. Equity Allocation Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO U.S. Core Equity Fund.

For federal income tax purposes, your receipt of liquidation proceeds will generally be treated as a redemption of your shares and can result in a taxable gain or loss to you. In addition, on or prior to the Liquidation Date, each Liquidating Fund may make one or more distributions to shareholders of income and/or net capital gain, including any net gains realized on the disposition or distribution of assets in connection with the liquidation, in order to eliminate fund-level taxes. If you hold Liquidating Fund shares in a non-taxable account, distributions and liquidation proceeds with respect to those shares will not be taxable to you if those amounts remain in the non-taxable account. You should consult with your tax adviser for more information about the tax consequences to you of the liquidations.

Liquidating Fund	Liquidation Date
GMO Real Estate Fund	January 17, 2014
GMO U.S. Growth Fund	January 17, 2014
GMO U.S. Intrinsic Value Fund	January 17, 2014
GMO U.S. Small/Mid Cap Fund	January 17, 2014
GMO U.S. Equity Allocation Fund	January 28, 2014
GMO International Growth Equity Fund	February 3, 2014
GMO Short-Duration Collateral Share Fund	February 10, 2014
GMO Domestic Bond Fund	February 10, 2014

In addition, the Board has approved the termination of GMO Asset Allocation International Small Companies Fund and GMO International Large/Mid Cap Value Fund, neither of which had commenced operations.

GMO International Large/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated December 11, 2013 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, and Statement of Additional Information,

dated June 30, 2013, as revised October 1, 2013, each as supplemented

Fund Liquidations and Terminations

The Board of Trustees (the “Board”) of GMO Trust has approved the liquidation and termination of GMO Domestic Bond Fund, GMO International Growth Equity Fund, GMO Real Estate Fund, GMO Short-Duration Collateral Share Fund, GMO U.S. Equity Allocation Fund, GMO U.S. Growth Fund, GMO U.S. Intrinsic Value Fund, and GMO U.S. Small/Mid Cap Fund (each a “Liquidating Fund” and collectively the “Liquidating Funds”). It is expected that each Liquidating Fund will be liquidated on or about the date indicated below (each, a “Liquidation Date”). You may redeem from a Liquidating Fund at any time, but if you are still a shareholder of the Liquidating Funds on its respective Liquidation Date, your investment in the Liquidating Fund will be liquidated and the proceeds (i.e., an amount of cash and/or securities equal to the net asset value of your shares in the Liquidating Fund as of the close of business on the Liquidation Date) will be transmitted to you. Shareholders of GMO Domestic Bond Fund and GMO Short-Duration Collateral Share Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO Short-Duration Collateral Fund. Shareholders of GMO U.S. Equity Allocation Fund are expected to receive part or all of their liquidation proceeds in kind, in shares of GMO U.S. Core Equity Fund.

For federal income tax purposes, your receipt of liquidation proceeds will generally be treated as a redemption of your shares and can result in a taxable gain or loss to you. In addition, on or prior to the Liquidation Date, each Liquidating Fund may make one or more distributions to shareholders of income and/or net capital gain, including any net gains realized on the disposition or distribution of assets in connection with the liquidation, in order to eliminate fund-level taxes. If you hold Liquidating Fund shares in a non-taxable account, distributions and liquidation proceeds with respect to those shares will not be taxable to you if those amounts remain in the non-taxable account. You should consult with your tax adviser for more information about the tax consequences to you of the liquidations.

Liquidating Fund	Liquidation Date
GMO Real Estate Fund	January 17, 2014
GMO U.S. Growth Fund	January 17, 2014
GMO U.S. Intrinsic Value Fund	January 17, 2014
GMO U.S. Small/Mid Cap Fund	January 17, 2014
GMO U.S. Equity Allocation Fund	January 28, 2014
GMO International Growth Equity Fund	February 3, 2014
GMO Short-Duration Collateral Share Fund	February 10, 2014
GMO Domestic Bond Fund	February 10, 2014

In addition, the Board has approved the termination of GMO Asset Allocation International Small Companies Fund and GMO International Large/Mid Cap Value Fund, neither of which had commenced operations.